Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 8 – STOCKHOLDERS’ DEFICIT

Successor Series A Convertible Preferred Stock

The Company designated 12,580 shares of its authorized preferred stock as the Series A Preferred Stock and the rights, preferences and privileges of the Series A Preferred Stock are summarized below.

Each share of Series A Preferred Stock has a stated value of $1,000 per share and, when issued, the Series A Preferred Stock was fully paid and non-assessable. The Series A Preferred Stock, ranks senior to all other Company capital stock unless required holder votes are obtained to create a class of stock senior to Series A Preferred Stock. The requisite holders of Series A Preferred Stock consented to the issuance of the Series C Preferred Stock and Series D Preferred Stock, each as described below, which ranks senior to the Series A Preferred Stock and Series B Preferred Stock.

Dividend and Participation Rights: The holders of Series A Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid. Series A Preferred Stockholders will be entitled to participate pro rata in any purchase rights extended to holders of Common Stock on an as-converted basis.

Conversion: Each holder of Series A Preferred Stock may convert at any time, all, or any part, of the outstanding Series A Preferred Stock into shares of the Common Stock at the initial “Conversion Price” of $20,000, which is subject to customary adjustments for stock splits. The Company’s Board of Directors has the right, at any time, with the written consent of the Required Holders (as defined in the Certificate of Designation of Preferences, Rights and Limitations of the Series A Convertible Preferred Stock (the “Series A Certificate of Designations”), to lower the fixed conversion price to any amount and for any period of time. If 90 days or 180 days following the occurrence of the effective date of the registration statement filed pursuant to the First PIPE Registration Rights Agreement, the Conversion Price then in effect is greater than the greater of $2,000.00 and the Market Price (as defined in the Series A Certificate of Designations) then in effect (the “Adjustment Price”), the Conversion Price shall automatically lower to the Adjustment Price. In connection with such adjustment provisions, the Conversion Price was reset to $2,000.00.

Alternate Conversion: Following the occurrence and during the continuance of a Trigger Event (as defined below), each holder may alternatively elect to convert the Series A Preferred Stock at the “Alternate Conversion Price” equal to the lesser of the Conversion Price and the greater of $2,000.00 (the “Series A Conversion Price Floor”) or 80% of the 5-day volume weighted average price of a share of Common Stock. Trigger Events include customary terms related to exchange listing, registration rights, failure to deliver shares on conversion or exercise of derivative instruments, or insolvency. Notwithstanding the Series A Conversion Price Floor, if the Series A Conversion Price Floor is greater than 80% of the 5-day volume weighted average price of a share of Common Stock, then the Conversion Amount (as defined in the Certificates of Designations) is increased by a multiplier resulting in the convertibility of the shares of Series A Preferred Stock into the number of shares of Common Stock that would have been issuable if the Alternate Conversion Price had been equal to such lower volume weighted average price. Such multiplier was in effect from when the registration statement for the resale of shares of Common Stock issuable upon conversion of the Series A Preferred Stock was declared effective on July 5, 2024 because such effectiveness was after the applicable deadline therefore and, as a result of such multiplier, such registration statement registered fewer than the maximum number of shares of Common Stock issuable upon such conversion. Such multiplier ceased to apply on January 6, 2025, the 20th trading day after the effectiveness of the additional registration statement registering the resale of additional shares of Common Stock issuable upon conversion of the Series A Preferred Stock resulting from such shortfall, which additional registration statement was declared effective on December 5, 2024.

Redemptions: Upon bankruptcy or liquidation, Series A Preferred Stock will be redeemed at a 25% premium (or at 50% premium 180 days after issuance) to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days. Additionally, the Company may voluntarily redeem the Series A Preferred Stock at a 20% premium to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days.

The holders of the Series A Preferred Stock have no voting rights.

In February 2024, the Company consummated a private placement (the “Series A PIPE Financing”) of 10,089 shares of Series A Preferred Stock, warrants to purchase 306 shares of Common Stock (the “February 2024 PIPE Common Warrants”) and warrants to purchase 2,500 shares of Series A Preferred Stock (the “Preferred Warrants”) (See Note 9 below), pursuant to the Amended and Restated Securities Purchase Agreement, dated February 14, 2024, by and among the Company, PBAX and certain accredited investors for aggregate cash proceeds to the Company of approximately $10.0 million, including cash previously received for convertible bridge note proceeds.

A portion of such Series A Preferred Stock was issued as consideration for the cancellation of outstanding indebtedness, including a promissory note of PBAX amounting to $1,555,000 and the Predecessor’s convertible bridge notes amounting to $627,154.

The Company accounts for preferred stock as either equity or debt-like securities based on an assessment of the Preferred Stock rights and preferences and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The Company has concluded that Series A, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock, which have no cash redemption features outside of the Company’s control, and are treated as equity. The Company has also concluded that the Series A Common Warrants and Series C Common Warrants do not possess redemption features outside of the Company’s control and are treated as equity.

Due to delayed filing and declaration of effectiveness relative to the deadlines defined in the Registration Rights Agreement, as of September 30, 2024, the Company accrued a registration rights penalty amounting to $645,693, which was payable in cash to the holders of Series A Preferred Stock. On March 27, 2025, the Company entered into a Waiver of Registration Rights Penalties whereby the Investor agreed to waive all Series A registration rights penalty amounting to $645,693 in exchange for the Company’s forgiveness of a $600,000 shortfall in the exercise price of the Series A Preferred Warrants that was unpaid. In December 2024, the Investor exercised its Series A Preferred Warrants to purchase shares of Series A Preferred stock of the Company for which such investor remitted a partial exercise price amount of $100,000 instead of the exercise price of $700,000.

During the three months ended September 30, 2024, 7,005 shares of Series A Preferred Stock were converted into 54,474 shares of Common Stock.

During the nine months ended September 30, 2025, 1,090 shares of Series A Preferred Stock were converted into 14,447 shares of Common Stock. The conversion ratio was based on the Series A Certificate of Designations and reflected the application of the Alternate Conversion Price described above, applicable as of each date of conversion plus a 25% premium for penalties due. As a result of the 25% premium, during the nine months ended September 30, 2025, the Company recorded the following: 1) for 473 shares of Series A Preferred Stock converted during the continuance of a Trigger Event as described above, the Company recorded a deemed dividend of $118,250, which represents the fair value of excess common stock convertible and issuable to the preferred shareholders upon occurrence of the trigger event based on an average per share common share price of $95.00, the effect of which was an increase in the net loss attributable to common shareholders in the accompanying condensed consolidated statement of operations for the nine months ended September 30, 2025, and 2) for 625 shares of Series A Preferred Stock converted after the expiration of a Trigger Event as described above, the Company recorded a stock-based inducement expense of $156,250, which represents the fair value of excess common stock transferred to the preferred shareholders based on an average per share common share price of $95.00 and is reflected as part of other income (expense), net, on the accompanying condensed consolidated statement of operations for the nine months ended September 30, 2025. Additionally, during the three and nine months ended September 30, 2025, Series C Preferred Stock was converted by investors at a conversion price lower than the conversion price of the Series A Preferred Stock then in effect. The lower conversion price lowered the Series A Preferred Stock conversion price from $39.20 per share to $1.76 per share. In connection with this down round triggering event, during the three and nine months ended September 30, 2025, the Company recorded a deemed dividend of $14,871,551, which represents the fair value of excess common stock convertible and issuable to the preferred shareholders upon occurrence of the trigger event based on an average per share common share price of $19.18, the effect of which was an increase in the net loss attributable to common shareholders in the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2025,

Additionally, certain investors are owed an aggregate of 692 shares of Common Stock of the Company due to shortfall in number of shares issued upon conversion, which represents the 25% premium not received during the year ended December 31, 2024. Accordingly, during the year ended December 31, 2024, the Company reduced additional paid-in capital by $85,500 and recorded a liability of $85,500, which is reflected on the accompanying condensed consolidated balance sheets as deemed dividend - common stock liability as of September 30, 2025 and December 31, 2024.

As of September 30, 2025, there were 1,429 remaining shares of Series A Preferred Stock, which were convertible into approximately 811,932 shares of Common Stock based on a conversion price of $1.76 per share.

Successor Series B Convertible Preferred Stock

The Company designated 626 shares of its authorized preferred stock as Series B Preferred Stock and established the rights, preferences and privileges of the Series B Preferred Stock pursuant to the Certificate of Designation of Preferences, Rights and Limitations of the Series B Convertible Preferred Stock (the “Series B Certificate of Designations” and, together with the Series A Certificate of Designations, the “Certificates of Designations”), as summarized below. Except as set forth below, the Series B Preferred Stock has terms and provisions that are identical to those of the Series A Preferred Stock.

On April 1, 2024, we consummated a private placement of 626 shares of the Company’s Series B Preferred Stock, pursuant to the Securities Purchase Agreement, dated March 28, 2024, by and among us and certain accredited investors, for aggregate cash proceeds to us of approximately $0.5 million. Such private placement closed on April 1, 2024.

The holders of the Series B Preferred Stock have no voting rights.

The Series B Preferred Stock ranks pari passu with the Series A Preferred Stock.

Due to delayed filing and declaration of effectiveness relative to the deadlines defined in the Registration Rights Agreement, through December 31, 2024, the Company accrued a registration rights penalty amounting to $55,000, which is payable in cash to the holders of Series B Preferred Stock and included in accrued liabilities on the accompanying condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024.

During the three months ended September 30, 2024, 140 shares of Series B Preferred Stock were converted into 622 shares of Common Stock.

During the three months ended March 31, 2025, 75 shares of Series B Preferred Stock were converted into 2,500 shares of Common Stock. The conversion ratio was based on the Series B Certificate of Designations and included the 25% premium to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days. During the three months ended June 30, 2025, 198 shares of Series B Preferred Stock were converted into 42,258 shares of Common Stock. The conversion ratio of 23 Series B Preferred Stock was based on the Series B Certificate of Designations and included the 25% premium to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days. As a result of the 25% premium, the Company recorded a deemed dividend of $0 and $30,250, which represents the fair value of excess common stock transferred to the preferred shareholders based on an average per share common share price of $37.50, the effect of which was an increase in the net loss attributable to common shareholders in the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2025, respectively. Additionally, during the nine months ended September 30, 2025, the Company converted 175 shares of Series B Preferred stock at a conversion price lower than the contractual conversion price of the Series B Preferred Stock. These shares were converted after the expiration of a prior Trigger Event. The lower conversion price lowered the Series B Preferred Stock conversion price from the contractual conversion price to $1.76 per share. In connection with this down round triggering event, during the nine months ended September 30, 2025, the Company recorded a deemed dividend of $482,953, which represents the fair value of excess common stock convertible and issuable to the preferred shareholders upon occurrence of the trigger event based on a per share common share price of $6.87, the effect of which was an increase in the net loss attributable to common shareholders in the accompanying condensed consolidated statement of operations for the nine months ended September 30, 2025. As of the date of this triggering event and September 30, 2025, 70,299 shares of common stock remain issuable to then holder of Series B Preferred Stock.

As of September 30, 2025, there were no remaining shares of Series B Preferred Stock.

Successor Series C Convertible Preferred Stock

The Company designated 2,853 shares of its authorized preferred stock as the Series C Preferred Stock and the rights, preferences and privileges of the Series C Preferred Stock are summarized below.

Each share of Series C Preferred Stock has a stated value of $1,000 per share and, when issued, the Series C Preferred Stock was fully paid and non-assessable. The Series C Preferred Stock ranks senior to all other Company capital stock unless required holder votes are obtained to create a class of stock senior to Series C Preferred Stock.

Ranking: The Series C Preferred Stock are senior in rank with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company to the Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, and Common Stock. The Company shall not, without the consent of the Required Holders, authorize or issue any shares of senior rank with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, shares of pari passu rank with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, or shares of junior ranking stock that have a maturity or redemption date prior to the first anniversary of the Series C Preferred Stock issuance date.

Dividend and Participation Rights: The holders of Series C Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid. Series C Preferred Stockholders will be entitled to participate pro rata in any purchase rights extended to holders of Common Stock on an as-converted basis.

Conversion: Each holder of Series C Preferred Stock may convert at any time, all, or any part, of the outstanding Series C Preferred Stock into shares of the Common Stock at the initial “Conversion Price” of $448.00, which is subject to customary adjustments for stock splits.

Alternate Conversion: Following the occurrence and during the continuance of a Trigger Event (as defined below), each holder may alternatively elect to convert the Series C Preferred Stock at the “Alternate Conversion Price” equal to the lesser of the then current Conversion Price and the greater of $39.20 (the “Series C Conversion Price Floor”) or 80% of the trailing 5-day daily volume weighted average price of a share of Common Stock. Trigger Events include customary terms related to exchange listing, registration rights, failure to deliver shares on conversion or exercise of derivative instruments, or insolvency. Notwithstanding the Series C Conversion Price Floor, if the Series C Conversion Price Floor is greater than 80% of the 5-day volume weighted average price of a share of Common Stock, then the Conversion Amount (as defined in the Series C Certificate of Designation) for such Series C Preferred Stock is increased by a multiplier resulting in the convertibility of the shares of Series C Preferred Stock into the number of shares of Common Stock that would have been issuable if the Alternate Conversion Price had been equal to such lower volume weighted average price.

Redemptions: Upon bankruptcy or liquidation, Series C Preferred Stock will be redeemed at a 25% premium to the conversion amount multiplied by the highest Alternative Conversion Price within the preceding 20 days multiplied by 125% of the greatest closing sale price of the Common Stock on any day immediately following public announcement of insolvency and the date the entire redemption payment has been made. Additionally, the Company may voluntarily redeem the Series C Preferred Stock at a 25% premium to the greater of the Conversion Amount or the number of shares multiplied by the highest closing price within the preceding 20 days.

The holders of the Series C Preferred Stock have no voting rights.

In September 2024, the Company consummated a private placement (the “Series C PIPE Financing”) of 2,853 shares of Series C Preferred Stock and warrants to purchase 4,088 shares of Common Stock (See Note 9 below), pursuant to the Securities Purchase Agreement, dated September 25, 2024, by and among the Company and certain accredited investors for aggregate gross cash proceeds to the Company of approximately $1.25 million.

The Company accounts for preferred stock as either equity or debt-like securities based on an assessment of the Preferred Stock rights and preferences and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The Company has concluded that the Series C Preferred Stock, which has no cash redemption features outside of the Company’s control and are treated as equity. The Company has also concluded that the Series C Common Warrants do not possess redemption features outside of the Company’s control and are treated as equity.

On March 10, 2025, the Company paid certain investors $395,000 for the redemption of 316 shares of the Series C Preferred Stock, which included $267,856 of the initial purchase price and a cash redemption premium of $127,144. During the nine months ended September 30, 2025, the $127,144 of excess paid over the initial purchase price was included in deemed dividend on the accompanying condensed consolidated statement of operations.

During the three months ended June 30, 2025, 2,477 shares of Series C Preferred Stock were converted into 808,444 shares of Common Stock. The conversion ratios were agreed upon by the Company and investors and ranged from $1.76 to $5.00 per share, which was lower than the conversion price based on the Series C Certificate of Designations Alternate Conversion price. As a result, pursuant to ASC 470-20, upon initial down round triggering events, the Company recorded a stock-based inducement expense of $707,300, which represents the fair value of excess common stock transferred to the preferred shareholders based on an average per common share price of $7.50 and is reflected as part of other income (expense), net, on the accompanying condensed consolidated statement of operations during the nine months ended September 30, 2025. Additionally, subsequent to the initial triggering events, during the three and nine months ended September 30, 2025, Series C Preferred Stock was converted by investors at a conversion price lower than the contractual conversion price of the Series C Preferred Stock then in effect. The initial triggering events lowered the Series C Preferred Stock conversion price from $39.20 per share to $5.00 and from $5.00 per share to $1.76 per share. In connection with these down round triggering events, during the three and nine months ended September 30, 2025, the Company recorded a deemed dividend of $0 and $9,340,120, respectively, which represents the fair value of excess common stock convertible and issuable to the preferred shareholders upon the occurrence of the initial trigger event based on an average per share common share price of $10.37, the effect of which was an increase in the net loss attributable to common shareholders in the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2025.

On July 18, 2025, 53 shares of Series C Preferred Stock were converted into 10,600 shares of Common Stock. The conversion ratio was agreed upon by the Company and investor at a conversion price of $5.00 per share.

As of September 30, 2025, there were 7 remaining shares of Series C Preferred Stock, which were convertible into approximately 3,977 shares of Common Stock.

Successor Series D Convertible Preferred Stock

On April 22, 2025, the Company designated 12,500 shares of our authorized and unissued Preferred Stock as Series D Preferred Stock and established the rights, preferences and privileges of the Series D Preferred Stock pursuant to the Series D Certificate of Designations filed with the Secretary of State of the State of Delaware, as summarized below. Except as set forth below, the Series D Preferred Stock has terms and provisions that are substantially the same as those of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock.

General. Each share of Series D Preferred Stock has a stated value of $1,000 per share and, when issued, the Series D Preferred Stock will be fully paid and non-assessable.

Ranking. The Series D Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company (including the Series A Preferred Stock and the Series B Preferred Stock, except for the Series C Preferred Stock, which will rank pari passu) unless the Required Holders (as defined in the Series D Certificate of Designations) consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series D Preferred Stock.

Dividends. The holders of Series D Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of the Company’s Common Stock, when and if actually paid.

Purchase Rights. If at any time the Company grants, issues or sells any options, convertible securities, or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of Common Stock (the “Series D Purchase Rights”), then each holder of Series D Preferred Stock will be entitled to acquire, upon the terms applicable to such Series D Purchase Rights, the aggregate Series D Purchase Rights which such holder could have acquired if such holder had held the number of shares of Common Stock acquirable upon complete conversion of all the Series D Preferred Stock held by such holder immediately prior to the date as of which the record holders of shares of Common Stock are to be determined for the grant, issue or sale of such Series D Purchase Rights at the Series D Alternate Conversion Price (as defined below); subject to certain limitations on beneficial ownership.

Conversion Rights

Conversion at Option of Holder. Each holder of Series D Preferred Stock may convert all, or any part, of the outstanding Series D Preferred Stock, at any time at such holder’s option, into shares of the Common Stock (which converted shares of Common Stock are referred to as “Series D Conversion Shares” herein) at the fixed “Series D Conversion Price” of $15.60, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions.

Voluntary Adjustment Right. Subject to the rules and regulations of the Nasdaq, the Company has the right, at any time after the Stockholder Approval Date (as defined below), with the written consent of the Required Holders, to lower the fixed conversion price to any amount and for any period of time deemed appropriate by the board of directors of the Company.

Alternate Conversion Upon a Triggering Event. Following the occurrence and during the continuance of a Series D Triggering Event (as defined below), each holder may alternatively elect to convert the Series D Preferred Stock at the “Series D Alternate Conversion Price” equal to the lesser of:

●	The applicable Conversion Price, and

●	the greater of:

●	the floor price of $3.12; and

●	80% of the lowest volume weighted average price of the Common Stock during the five consecutive trading days immediately prior to such conversion.

The Series D Certificate of Designations contains standard and customary triggering events (each, a “Series D Triggering Event”), including but not limited to: (i) the suspension from trading or the failure to list the Common Stock within certain time periods; (ii) failure to declare or pay any dividend when due; (iii) the failure to timely file or make effective a registration statement on Form S-1 or Form S-3 pursuant to the Registration Rights Agreement (as defined below), (iv) the Company’s failure to cure a conversion failure or notice of the Company’s intention not to comply with a request for conversion of any Series D Preferred Stock, and (iv) bankruptcy or insolvency of the Company.

Other Adjustments. In connection with the April 2025 Private Placement, the Company has agreed to seek stockholder approval at a special meeting of stockholders, of the issuance of Conversion Shares at a conversion price below the Conversion Price (the date of such approval, the “Series D Stockholder Approval Date”). If the Company did not obtain such stockholder approval prior to May 31, 2025, then the Company would have been required to (i) file a preliminary Proxy Statement seeking such stockholder consent with the SEC no later than May 31, 2025, (ii) use reasonable best efforts to file the definitive Proxy Statement no later than June 30, 2025 and (iii) use reasonable best efforts to hold the Stockholder Meeting no later than July 31, 2025. Such stockholder approval was obtained on May 29, 2025. If, on or after the Series D Stockholder Approval Date, the Company issues any shares of Common Stock for a consideration per share (the “Series D New Issuance Price”) less than a price equal to the Series D Conversion Price in effect immediately prior to such issuance, the Conversion Price shall be reduced to the Series D New Issuance Price.

If 30 days or 60 days following the occurrence of the later of (x) the Series D Stockholder Approval Date and (y) the earlier of (a) the effective date of the registration statement to be filed pursuant to the Registration Rights Agreement and (b) the date that the Series D Preferred Stock is eligible to be resold without restriction under Rule 144 of the Securities Act, the Series D Conversion Price then in effect is the greater of $3.12 and the Market Price (as defined in the Series D Certificate of Designations) then in effect (the “Series D Adjustment Price”), the Conversion Price shall automatically lower to the Series D Adjustment Price.

On August 13, 2025, the Company and the Investors of Series D Preferred Stock entered into an Amendment and Limited Waiver Agreement (the “Waiver Agreement”), whereby the Investors (i) amended the Registration Rights Agreement to extend certain deadlines therein and (ii) waive certain provisions of the Series D COD. Pursuant to the Waiver Agreement, the Company and the Series D Preferred Holders acknowledged that it was inefficient and impracticable to file the Registration Statement prior to the consummation of additional closings. Accordingly, the filing deadline with respect to the initial Registration Statement was extended to August 15, 2025; The Registration Statement on Form S-3 was filed on August 11, 2025. Additionally, the “Effectiveness Deadline” with respect to the initial Registration Statement required to be filed, shall be the earlier of the (A) October 15, 2025 (or, if such Registration Statement is subject to a full review by the SEC, November 30, 2025 and (B) fifth Business Day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be reviewed or will not be subject to further review and (ii) with respect to any additional Registration Statements that may be required to be filed by the Company pursuant to this Waiver Agreement, the earlier of the (A) ninetieth (90th) calendar day following the date on which the Company was required to file such additional Registration Statement and (B) fifth (5th) Business Day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be reviewed or will not be subject to further review. The Registration Statement on Form S-3 was declared effective on August 15, 2025. Furthermore, during the second quarter of 2025, the Company issued shares of Common Stock (the “Existing Series C Conversion Shares”) upon conversion of shares of Series C Preferred Stock at conversion prices below the Conversion Price of the Series D Preferred Stock (the “Existing Series C Conversions”), which each of the Company and Holder acknowledges was mutually beneficial. Pursuant to the Waiver Agreement, the Series D Preferred Holders waived Section 8(a) of the Series D COD, in part, solely with respect to the Existing Series C Conversions, such that the Prior Series C Conversion Shares shall be deemed “Excluded Securities” under Section 8(a) (the “Antidilution Waiver”).

Bankruptcy Triggering Event Redemption Right. Upon any bankruptcy Series D Triggering Event, the Company shall immediately redeem in cash all amounts due under the Series D Preferred Stock at a 25% premium to the greater of (x) the amount of shares of Series D Preferred Stock then outstanding and (y) the equity value of the shares of Series D Preferred Stock then outstanding, unless the holder waives such right to receive such payment. The equity value of the Common Stock underlying the Series D Preferred Stock is calculated using the greatest closing sale price of the Common Stock on any trading day immediately preceding such bankruptcy Series D Triggering Event and the date the Company makes the entire payment required.

Change of Control Exchange. Upon a change of control of the Company, each holder may require the Company to exchange the holder’s shares of Series D Preferred Stock for consideration equal to the Change of Control Election Price (as defined in the Series D Certificate of Designations), to be satisfied at the Company’s election in either (x) cash or (y) rights convertible into such securities or other assets to which such holder would have been entitled with respect to such shares of Common Stock had such shares of Common Stock been held by such holder upon consummation of such corporate event.

Company Optional Redemption. At any time the Company shall have the right to redeem in cash all, but not less than all, the shares of Series D Preferred Stock then outstanding at a 25% redemption premium to the greater of (x) the amount of shares being redeemed, and (y) the equity value of the Common Stock underlying the Series D Preferred Stock. The equity value of the Common Stock underlying the Series D Preferred Stock is calculated using the greatest closing sale price of the Common Stock on any trading day immediately preceding the date the Company notifies the holders of the Company’s election to redeem and the date the Company makes the entire payment required.

Fundamental Transactions. The Certificate of Designations prohibit the Company from entering specified fundamental transactions (including, without limitation, mergers, business combinations and similar transactions) unless the Company (or the Company’s successor) assumes in writing all of the Company’s obligations under the Certificate of Designations and the other Transaction Documents (as defined in the Series D Certificate of Designations).

Voting Rights. The holders of the Series D Preferred Stock shall have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share of capital stock, and shall not be entitled to call a meeting of such holders for any purpose nor shall they be entitled to participate in any meeting of the holders of Common Stock, except as provided in the Certificate of Designations (or as otherwise required by applicable law).

Covenants. The Series D Certificate of Designations contains a variety of obligations on the Company’s part not to engage in specified activities. In particular, the Company will not, and will cause the Company’s subsidiaries to not, redeem, repurchase or declare any dividend or distribution on any of the Company’s capital stock (other than as required under the Series D Certificate of Designations) and will not incur any indebtedness other than ordinary course trade payables or, subject to certain exceptions, incur any liens. In addition, the Company will not issue any preferred stock or issue any other securities that would cause a breach or default under the Series D Certificate of Designations.

Reservation Requirements. So long as any Series D Preferred Stock remains outstanding, the Company shall at all times reserve at least 250% of the number of shares of Common Stock as shall from time to time be necessary to effect the conversion of all Series D Preferred Stock then outstanding.

On April 21, 2025, the Company entered into a Securities Purchase Agreement (the “Fourth Securities Purchase Agreement”) with certain accredited investors. Pursuant to the Fourth Securities Purchase Agreement, up to 10,000 shares of the Company’s Series D Preferred Stock shall be purchased for an aggregate purchase price of up to $8 million in one or more closings.

On April 22, 2025, pursuant to the Fourth Securities Purchase Agreement, the Company issued and sold, and the investors purchased, in a private placement (the “Fourth PIPE Financing”), 6,250 shares of the Series D Preferred Stock in exchange for the receipt of 1,000,279 shares of Series D Preferred Stock of Stella Diagnostics, Inc, (the “Stella Series D Preferred Stock”), in lieu of cash, which is included in investment in equity securities on the accompanying unaudited condensed balance sheet as of September 30, 2025. Pursuant to the Fourth PIPE Financing, on April 22, 2025, the Company issued 6,250 shares of its Series D Preferred Stock to investors in exchange for 1,000,279 shares of Series D Preferred Stock of Stella Diagnostics, in which a portion of the Series D Preferred Stock of Stella Diagnostics was owned by a related party investor (see Note 13). The fair value of Stella’s Series D Preferred Stock received was determined to be $500,000 as of the transaction date, based on the subsequent sale of the 1,000,279 Stella Series D Preferred Stock for $500,000 in cash, pursuant to a Stock Purchase Agreement dated August 20, 2025 (see Note 14). Accordingly, the Company recognized the issuance of its Series D Preferred Stock to investors at a cost of $500,000, which represents the fair value of the consideration received. The difference between the stated value of the Company’s Series D Preferred Stock ($5.0 million) and the fair value of the consideration received ($500,000) was recorded as a decrease to additional paid-in capital, which amounted to $4.5 million. The investment in Stella’s Series D Preferred Stock is classified as an equity security without a readily determinable fair value and is accounted for under the measurement alternative in accordance with ASC 321, Investments – Equity Securities. Under this method, the investment is initially recorded at cost, which was determined to be equal to the fair value of the consideration received, and is subsequently adjusted for observable price changes in orderly transactions for the same or similar securities and for impairment, if any. There was no impairment identified on the investment in equity securities during the period ended September 30, 2025. This non-cash transaction did not impact the Company’s cash flows and is disclosed as a non-cash investing and financing activity in the condensed consolidated statement of cash flows in accordance with ASC 230, Statement of Cash Flows.

On June 5, 2025, the Company sold an additional 938 shares of Series D Preferred Stock for gross cash proceeds of $750,400 in an additional closing of the Fourth PIPE Financing.

On June 25, 2025, we entered into an amendment (the “Amendment”) to the Fourth Securities Purchase Agreement pursuant to which the Company added certain new institutional investors to the schedule of buyers in the Fourth Securities Purchase Agreement, to issue and sell to such investors, in one or more closings shares of the Company’s Series D Preferred Stock. Also, on June 25, 2025, we sold an additional 2,315 shares of Series D Preferred Stock for gross cash proceeds of $1,852,000 in an additional closing of the Fourth PIPE Financing.

On July 18, 2025, the Company sold an additional 497 shares of Series D Preferred Stock for gross cash proceeds of $432,600 in an additional closing, and the Company received net proceeds of $320,801.

On September 15, 2025, the 30th day following the effective date of the registration statement to be filed pursuant to the Registration Rights Agreement, the conversion price of Series D Preferred Stock was lowered to from $15.60 to $5.36, the Series D Adjustment Price. In connection with this down round triggering event, during the three and nine months ended September 30, 2025, the Company recorded a deemed dividend of $6,649,828, which represents the fair value of excess common stock convertible and issuable to the preferred shareholders upon the occurrence of the initial trigger event based on a per common share price of $5.43, the effect of which was an increase in the net loss attributable to common shareholders in the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2025.

During the three months ended September 30, 2025, 200 shares of Series D Preferred Stock were converted into 37,314 shares of Common Stock. The conversion ratios were at the Series D Adjustment Price.

As of September 30, 2025, there were 9,800 remaining shares of Series D Preferred Stock, which were convertible into approximately 1,828,358 shares of Common Stock.

Purchase of Common Stock by Keystone Capital Partners under the Equity Line of Credit (“ELOC”)

On February 14, 2024, in conjunction with, and as a condition to the closing of the Series A PIPE Financing, the Company entered into a common stock purchase agreement with Keystone Capital Partners, L.P. (“Keystone”), pursuant to which we may sell and issue, and Keystone is obligated to purchase, up to 12,500 shares subject to the Company obtaining all necessary stockholder approvals to issue the shares to Keystone. The price of the shares purchased by Keystone under the ELOC is 90% of various volume-weighted average price (“VWAP”) and closing price-based formulae, and requires a waiver, should the selling price be below $2,000.00 per share. As consideration for Keystone’s commitment to purchase shares of Common Stock pursuant to the Old Keystone Purchase Agreement, we issued an aggregate of 932 shares of Common Stock to Keystone.

During the nine months ended September 30, 2024, the Company sold 10,244 shares for net proceeds of approximately $3.6 million under the Keystone ELOC. The Company sought and received a waiver to sell the shares below $2,000.00 per share. The Company also issued 807 and 992 shares of common stock to Keystone as consideration for the ELOC in the three-month period ended September 30, 2024 and the period from February 14, 2024 to September 30, 2024, respectively. The $3.6 million net proceeds included $933,345 of issuance costs, including issuances of Common Stock as consideration for the ELOC.

On November 8, 2024, the Company consummated a purchase agreement with Keystone (the “November 2024 Keystone Purchase Agreement”) pursuant to which we may sell and issue, and Keystone is obligated to purchase, up to $20.6 million of shares of Common Stock, constituting the remaining unsold balance under the original Keystone Purchase Agreement, subject to certain market conditions. The price of the shares purchased by Keystone under the ELOC is 90% of various volume-weighted average price (“VWAP”) and closing price-based formulae, and requires a waiver, should the selling price be below $20.00 per share.

On July 11, 2025, the Company entered into an agreement to issue and sell 12,500,000 shares of Common Stock under the New Keystone Purchase Agreement. As the New Keystone Purchase Agreement constitutes a continuation of the equity line program commenced under the February 2024 Purchase Agreement, the Commitment Shares issued to the Investor pursuant to the February 2024 Purchase Agreement shall satisfy in full the Company’s obligation to deliver any additional shares of Common Stock to the Investor as consideration for entering into the New Keystone Purchase Agreement.

During the three months ended March 31, 2025, the Company sold 14,531 shares of common stock of the Company for net proceeds of $1,227,241 under the November 2024 Keystone Purchase Agreement. Additionally, in January 2025, the Company received net proceeds of $716,694 from the collection of stock subscription receivable, which was reflected as a stock subscription receivable on December 31, 2024. The Company sought and received a waiver to sell the shares below the applicable minimum price in the agreement.

During the three months ended June 30, 2025, the Company sold 75,064 shares of common stock of the Company for net proceeds of $481,971 under the November 2024 Keystone Purchase Agreement.

During the three months ended September 30, 2025, the Company sold 253,682 shares of common stock of the Company for net proceeds of $1,278,217 under the July 2025 Keystone Purchase Agreement.

Issuance of Common Stock to Arena Business Solutions Global SPC II, Ltd. (“Arena”) for the Arena ELOC

On February 23, 2024, the Company entered into a common stock purchase agreement (the “Arena Purchase Agreement”) with Arena, pursuant to which we may sell and issue, and Arena is obligated to purchase, up to $25,000,000 of Common Stock. The price of the shares purchased by Arena under the ELOC is 90% of various VWAP and closing price-based formulae, and requires a waiver, should the selling price be below $500.00 per share. As consideration for Arena commitment to purchase shares of Common Stock pursuant to the Arena Purchase Agreement, in May 2024, the Company issued 173 shares of Common Stock to Arena valued at $500,000, which is reflected as deferred offering costs on the accompanying consolidated balance sheet as of December 31, 2024. The Company has sold no shares of Common Stock to Arena under the Arena ELOC during the nine months ended September 30, 2025 and 2024. As of September 30, 2025, the Company wrote off the deferred offering costs of $500,000 since the likelihood of raising funds pursuant to the Arena Purchase Agreement is unlikely. Accordingly, during the three and nine months ended September 30, 2025, the Company recorded a write off of deferred offering costs of $500,000, which is reflected in other income (expenses) on the accompanying unaudited condensed statements of operations.

Sale of Pre-funded Warrants and Common Stock

On February 5, 2025, the Company announced the pricing of a reasonable best efforts public offering (the “Offering”), with participation from a member of the Company’s board of directors and a single institutional investor, for the purchase and sale of (i) 127,551 shares of Common Stock or common stock equivalents in lieu thereof (the Company sold 15,000 shares of its common stock and 112,551 pre-funded warrants); and (ii) common warrants to purchase up to 127,551 shares of common stock (the “Warrants”), at a combined public offering price of $39.20 per share and Warrant. In connection with the Offering, on February 5, 2025, the Company entered into a securities purchase agreement (the “SPA”) with the investors. The SPA contains customary representations, warranties and agreements of the Company and each investor and customary indemnification rights and obligations of the parties. In connection with this offering, the Company received net proceeds of approximately $4.2 million, which is net of offering costs and fees of $839,004. During the three months ended March 31, 2025, 15,000 shares of common stock were purchased upon the closing of the Offering and 91,214 shares were issued in connection with the exercise of pre-funded warrants, totaling 106,214 shares of its common stock issued of the aggregate amount of 127,551 Common Stock shares sold. During the three months ended June 30, 2025, 10,550 shares were issued in connection with the exercise of pre-funded warrants. As of September 30, 2025, 10,787 pre-funded warrants remain exercisable.

The Warrants have an exercise price of $39.20 per share, are immediately exercisable upon stockholder approval and have a term of exercise equal to five years following the initial exercise date. The exercise price and number of shares of Common Stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

In connection with the Offering, on February 5, 2025, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Alliance Global Partners (“A.G.P.”), as the exclusive placement agent in connection with the Offering (the “Placement Agent”). Pursuant to a side letter between the Placement Agent and JonesTrading Institutional Services LLC (“Jones”), dated February 3, 2025, Jones agreed to be a financial advisor for the Offering. In connection with the services provided by Jones, the Placement Agent and Jones agreed that the Placement Agent will receive an aggregate fee equal to 6% of the gross proceeds received in the Offering and Jones will receive an aggregate fee equal to 3% of the gross proceeds received in the Offering. In addition, the Company agreed to reimburse the Placement Agent for its legal fees and expenses and other out-of-pocket expenses in an amount up to $85,000, non-accountable expenses of up to $25,000 and has agreed to reimburse Jones for all reasonable and documented out-of-pocket fees and expenses, including but not limited to travel and other out-of-pocket expenses in an amount not to exceed $15,000.

The Company’s directors and executive officers agreed not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any shares of common stock or other securities convertible into or exercisable or exchangeable for common stock for a period of 90 days following the closing date of the Offering, which terms may be waived in the sole discretion of and without notice by the Placement Agent, subject to certain exceptions. In addition, the Company has agreed to not enter into variable rate financings for a period of 180 days following the closing date, subject to certain exceptions, or enter into any equity financings for a period of 60 days following the closing date, subject to certain exceptions.

In connection with the Offering, the Conversion Price of the Series A Preferred Stock and Series C Preferred Stock reset to $39.20 per share of Common Stock.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Successor Series A Convertible Preferred Stock

The Company designated 12,580 shares of its authorized preferred stock as the Series A Preferred Stock and the rights, preferences and privileges of the Series A Preferred Stock are summarized below.

Each share of Series A Preferred Stock has a stated value of $1,000 per share and, when issued, the Series A Preferred Stock was fully paid and non-assessable. The Series A Preferred Stock, ranks senior to all other Company capital stock unless required holder votes are obtained to create a class of stock senior to Series A Preferred Stock. The requisite holders of Series A Preferred Stock consented to the issuance of the Series C Preferred Stock described below, which ranks senior to the Series A Preferred Stock and Series B Preferred Stock.

Dividend and Participation Rights: The holders of Series A Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid. Series A Preferred Stockholders will be entitled to participate pro rata in any purchase rights extended to holders of Common Stock on an as-converted basis.

Conversion: Each holder of Series A Preferred Stock may convert at any time, all, or any part, of the outstanding Series A Preferred Stock into shares of the Common Stock at the initial “Conversion Price” of $20,000, which is subject to customary adjustments for stock splits. The Company’s Board of Directors has the right, at any time, with the written consent of the Required Holders (as defined in the Certificate of Designation of Preferences, Rights and Limitations of the Series A Convertible Preferred Stock (the “Series A Certificate of Designations”)), to lower the fixed conversion price to any amount and for any period of time. If 90 days or 180 days following the occurrence of the effective date of the registration statement filed pursuant to the First PIPE Registration Rights Agreement, the Conversion Price then in effect is greater than the greater of $2,000.00 and the Market Price (as defined in the Series A Certificate of Designations) then in effect (the “Adjustment Price”), the Conversion Price shall automatically lower to the Adjustment Price. In connection with such adjustment provisions, the Conversion Price was reset to $2,000.00.

Alternate Conversion: Following the occurrence and during the continuance of a Trigger Event (as defined below), each holder may alternatively elect to convert the Series A Preferred Stock at the “Alternate Conversion Price” equal to the lesser of the Conversion Price and the greater of $2,000.00 (the “Series A Conversion Price Floor”) or 80% of the 5-day volume weighted average price of a share of Common Stock. Trigger Events include customary terms related to exchange listing, registration rights, failure to deliver shares on conversion or exercise of derivative instruments, or insolvency. Notwithstanding the Series A Conversion Price Floor, if the Series A Conversion Price Floor is greater than 80% of the 5-day volume weighted average price of a share of Common Stock, then the Conversion Amount (as defined in the Certificates of Designations) is increased by a multiplier resulting in the convertibility of the shares of Series A Preferred Stock into the number of shares of Common Stock that would have been issuable if the Alternate Conversion Price had been equal to such lower volume weighted average price. Such multiplier was in effect from when the registration statement for the resale of shares of Common Stock issuable upon conversion of the Series A Preferred Stock was declared effective on July 5, 2024 because such effectiveness was after the applicable deadline therefore and, as a result of such multiplier, such registration statement registered fewer than the maximum number of shares of Common Stock issuable upon such conversion. Such multiplier ceased to apply on January 6, 2025, the 20th trading day after the effectiveness of the additional registration statement registering the resale of additional shares of Common Stock issuable upon conversion of the Series A Preferred Stock resulting from such shortfall, which additional registration statement was declared effective on December 5, 2024.

Redemptions: Upon bankruptcy or liquidation, Series A Preferred Stock will be redeemed at a 25% premium (or at 50% premium 180 days after issuance) to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days. Additionally, the Company may voluntarily redeem the Series A Preferred Stock at a 20% premium to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days.

The holders of the Series A Preferred Stock have no voting rights.

In February 2024, the Company consummated a private placement (the “Series A PIPE Financing”) of 10,039 shares of Series A Preferred Stock, warrants to purchase 306 shares of Common Stock (the “February 2024 PIPE Common Warrants”) and warrants to purchase 2,500 shares of Series A Preferred Stock (the “Preferred Warrants”) (See Note 9 below), pursuant to the Amended and Restated Securities Purchase Agreement, dated February 14, 2024, by and among the Company, PBAX and certain accredited investors (the “Initial Investors”) for aggregate cash proceeds to the Company of approximately $10.0 million, including cash previously received for bridge loan proceeds.

A portion of such Series A Preferred Stock was issued as consideration for the cancellation of outstanding indebtedness, including a promissory note of PBAX amounting to $1,555,000 and the Predecessor’s convertible notes amounting to $627,154.

The Company accounts for preferred stock as either equity or debt-like securities based on an assessment of the Preferred Stock rights and preferences and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The Company has concluded that the Series A, Series B Preferred Stock and Series C Preferred Stock, which have no cash redemption features outside of the Company’s control are treated as equity. The Company has also concluded that the Series A Common Warrants and Series C Common Warrants do not possess redemption features outside of the Company’s control and are treated as equity.

Due to delayed filing and declaration of effectiveness relative to the deadlines defined in the Registration Rights Agreement, on June 30, 2024, the Company accrued a registration rights penalty amounting to $645,693, which was payable in cash to the holders of Series A Preferred Stock. On March 27, 2025, the Company entered into a Waiver of Registration Rights Penalties whereby the Investor agreed to waive registration rights penalty amounting to $568,400 in exchange for the Company’s forgiveness of the $600,000 Series A warrants exercise price shortfall. In December 2024, the Investor exercised its Series A Preferred Warrants to purchase shares of Series A Preferred stock of the Company for which the Investor remitted a partial exercise price amount of $100,000 instead of the exercise price of $700,000.

During the year ended December 31, 2024, 10,023 shares of Series A Preferred Stock were converted into 86,194 shares of Common Stock. The conversion ratio was based on the Series A Certificate of Designations and reflected the application of the Alternate Conversion Price described above, applicable as of each date of conversion plus a 25% premium for penalties due. As a result of the 25% premium, the Company recorded a deemed dividend of $2,419,750 which represents the fair value of excess common shares transferred to the preferred shareholders based on an average per share common share price of $142.00, the effect of which was an increase in the net loss attributable to common shareholders in the statement of operations for the year ended December 31, 2024. Additionally, certain investors are owed an aggregate of 692 shares of Common Stock of the Company due to shortfall in number of shares issued upon conversion, which represents the 25% premium not received. Accordingly, the Company reduced additional paid-in capital by $85,500 and recorded a liability of $85,500, which is reflected on the accompanying consolidated balance sheet as deemed dividend - common stock liability. As of December 31, 2024, there were 1,894 remaining shares of Series A Preferred Stock, which were convertible into 23,675 shares of Common Stock.

Successor Series B Convertible Preferred Stock

The Company designated 626 shares of its authorized preferred stock as Series B Preferred Stock and established the rights, preferences and privileges of the Series B Preferred Stock pursuant to the Certificate of Designation of Preferences, Rights and Limitations of the Series B Convertible Preferred Stock (the “Series B Certificate of Designations” and, together with the Series A Certificate of Designations, the “Certificates of Designations”), as summarized below. Except as set forth below, the Series B Preferred Stock has terms and provisions that are identical to those of the Series A Preferred Stock.

On April 1, 2024, we consummated a private placement of 626 shares of the Company’s Series B Preferred Stock, pursuant to the Securities Purchase Agreement, dated March 28, 2024, by and among us and certain accredited investors (the “Additional Investors” and, together with the Initial Investors, the “PIPE Investors”), for aggregate cash proceeds to us of approximately $0.5 million. Such private placement closed on April 1, 2024.

The holders of the Series B Preferred Stock have no voting rights.

The Series B Preferred Stock ranks pari passu with the Series A Preferred Stock.

Due to delayed filing and declaration of effectiveness relative to the deadlines defined in the Registration Rights Agreement, through December 31, 2024, the Company accrued a registration rights penalty amounting to $55,000, which is payable in cash to the holders of Series B Preferred Stock and included in accrued liabilities on the accompanying consolidated balance sheet as of December 31, 2024.

During the year ended December 31, 2024, 353 shares of Series B Preferred Stock were converted into 2,691 shares of Common Stock. The conversion ratio was based on the Series B Certificate of Designations and included the 25% premium to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days. As a result of the 25% premium, the Company recorded a deemed dividend of $88,250 which represents the fair value of excess common shares transferred to the preferred shareholders based on an average per share common share price of $146.00, the effect of which was an increase in the net loss attributable to common shareholders in the statement of operations for the year ended December 31, 2024. As of December 31, 2024, there were 273 remaining shares of Series B Preferred Stock, which were convertible into 5,554 shares of Common Stock.

Successor Series C Convertible Preferred Stock

The Company designated 2,853 shares of its authorized preferred stock as the Series C Preferred Stock and the rights, preferences and privileges of the Series C Preferred Stock are summarized below.

Each share of Series C Preferred Stock has a stated value of $1,000 per share and, when issued, the Series C Preferred Stock was fully paid and non-assessable. The Series C Preferred Stock, ranks senior to all other Company capital stock unless required holder votes are obtained to create a class of stock senior to Series C Preferred Stock.

Ranking: The Series C Preferred Stock are senior in rank with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company to the Series A Convertible Preferred Stock, the Series B Convertible Preferred Stock, and Common Stock. The Company shall not, without the consent of the Required Holders, authorize or issue any shares of senior rank with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, shares of pari passu rank with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, or shares of junior ranking stock that have a maturity or redemption date prior to the first anniversary of the Series C Preferred Stock issuance date.

Dividend and Participation Rights: The holders of Series C Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid. Series C Preferred Stockholders will be entitled to participate pro rata in any purchase rights extended to holders of Common Stock on an as-converted basis.

Conversion: Each holder of Series C Preferred Stock may convert at any time, all, or any part, of the outstanding Series C Preferred Stock into shares of the Common Stock at the initial “Conversion Price” of $448.00, which is subject to customary adjustments for stock splits.

Alternate Conversion: Following the occurrence and during the continuance of a Trigger Event (as defined below), each holder may alternatively elect to convert the Series C Preferred Stock at the “Alternate Conversion Price” equal to the lesser of the then current Conversion Price and the greater of $39.20 (the “Series C Conversion Price Floor”) or 80% of the trailing 5-day daily volume weighted average price of a share of Common Stock. Trigger Events include customary terms related to exchange listing, registration rights, failure to deliver shares on conversion or exercise of derivative instruments, or insolvency. Notwithstanding the Series C Conversion Price Floor, if the Series C Conversion Price Floor is greater than 80% of the 5-day volume weighted average price of a share of Common Stock, then the Conversion Amount (as defined in the Series C Certificate of Designation) for such Series C Preferred Stock is increased by a multiplier resulting in the convertibility of the shares of Series C Preferred Stock into the number of shares of Common Stock that would have been issuable if the Alternate Conversion Price had been equal to such lower volume weighted average price.

Redemptions: Upon bankruptcy or liquidation, Series C Preferred Stock will be redeemed at a 25% premium to the conversion amount multiplied by the highest Alternative Conversion Price within the preceding 20 days multiplied by 125% of the greatest closing sale price of the Common Stock on any day immediately following public announcement of insolvency and the date the entire redemption payment has been made. Additionally, the Company may voluntarily redeem the Series C Preferred Stock as at 25% premium to the greater of the conversion amount or the number of shares multiplied by the highest closing price within the preceding 20 days.

The holders of the Series C Preferred Stock have no voting rights.

In September 2024, the Company consummated a private placement (the “Series C PIPE Financing”) of 2,853 shares of Series C Preferred Stock and warrants to purchase 4,088 shares of Common Stock (the “September 2024 PIPE Common Warrants”) (See Note 9 below), pursuant to the Securities Purchase Agreement, dated September 25, 2024, by and among the Company and certain accredited investors for aggregate gross cash proceeds to the Company of approximately $1.25 million.

The Company accounts for preferred stock as either equity or debt-like securities based on an assessment of the Preferred Stock rights and preferences and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The Company has concluded that the Series C Preferred Stock, which has no cash redemption features outside of the Company’s control are treated as equity. The Company has also concluded that the Series C Common Warrants do not possess redemption features outside of the Company’s control and are treated as equity.

As of December 31, 2024, there were 2,853 remaining shares of Series C Preferred Stock, which were convertible into 24,510 shares of Common Stock.

Predecessor Preferred Stock Conversion to Common Stock

At December 31, 2023, Predecessor had 75,120,105 shares of capital stock authorized, consisting of 45,350,000 shares of Predecessor common stock and 29,770,105 shares of Predecessor convertible preferred stock. All classes of the Predecessor’s stock had a par value of $0.0001. On February 14, 2024, on the close of the Merger, the Predecessor’s outstanding convertible preferred stock converted to Common Stock at a conversion ratio of 0.0806 and 0.01757 shares of Common Stock for each share of Predecessor Series Seed Convertible Preferred Stock and Predecessor Series A Convertible Preferred Stock, respectively. This resulted in the issuance of 208 and 2,000 shares of Common Stock for the Predecessor’s Series Seed Preferred Stock and Predecessor Series A Preferred Stock, respectively.

Predecessor’s Series Seed and Series A Preferred Stock had cash redemption features outside of its control, and therefore were classified in a mezzanine section presented on the balance sheets between liabilities and stockholders’ deficit.

Purchase of Common Stock by Keystone Capital Partners under the Equity Line of Credit (“ELOC”)

On February 14, 2024, in conjunction with, and as a condition to the closing of the Series A PIPE Financing, the Company entered into a common stock purchase agreement (the “Old Keystone Purchase Agreement”) with Keystone Capital Partners, L.P. (“Keystone”), pursuant to which we may sell and issue, and Keystone is obligated to purchase, up to 12,500 shares subject to the Company obtaining all necessary stockholder approvals to issue the shares to Keystone. The price of the shares purchased by Keystone under the ELOC is 90% of various volume-weighted average price (“VWAP”) and closing price-based formulae, and requires a waiver, should the selling price be below $2,000.00 per share. As consideration for Keystone’s commitment to purchase shares of Common Stock pursuant to the Old Keystone Purchase Agreement, we issued an aggregate of 932 shares of Common Stock to Keystone.

On November 8, 2024, the Company consummated a purchase agreement with Keystone (the “New Keystone Purchase Agreement”) pursuant to which we may sell and issue, and Keystone is obligated to purchase, up to $20.6 million of shares of Common Stock, constituting the remaining unsold balance under the original Keystone Purchase Agreement, subject to certain market conditions. The price of the shares purchased by Keystone under the ELOC is 90% of various volume-weighted average price (“VWAP”) and closing price-based formulae, and requires a waiver, should the selling price be below $20.00 per share.

For the period from February 14, 2024 through December 31, 2024, the Company sold 22,675 common shares of the Company for gross proceeds of approximately $4.9 million under the Keystone ELOC. The Company received net proceeds of approximately $4.1 million, and as of December 31, 2024, the Company had a stock subscription receivable of $716,694, which was collected in January 2025. The Company sought and received a waiver to sell the shares below the applicable minimum price in the agreement. The Company also issued 932 shares of common stock to Keystone as consideration for the ELOC in the period from February 14, 2024 to December 31, 2024, respectively.

Issuance of Common Stock to Arena Business Solutions Global SPC II, Ltd. (“Arena”) for the Arena ELOC

On February 23, 2024, the Company entered into a common stock purchase agreement (the “Arena Purchase Agreement”) with Arena, pursuant to which we may sell and issue, and Arena is obligated to purchase, up to $25,000,000 of Common Stock. The price of the shares purchased by Arena under the ELOC is 90% of various VWAP and closing price-based formulae, and requires a waiver, should the selling price be below $500.00 per share. As consideration for Arena commitment to purchase shares of Common Stock pursuant to the Arena Purchase Agreement, in May 2024, the Company issued 173 shares of Common Stock to Arena during the period from February 14, 2024 through December 31, 2024 valued at $500,000, which is reflected as deferred offering costs on the accompanying consolidated balance sheet as of December 31, 2024. The Company has sold no shares of Common Stock to Arena under the Arena ELOC during the period ended December 31, 2024.